PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PREMISES AND EQUIPMENT
Schedule of major classes of premises and equipment

The major classes of premises and equipment at December 31 and the total accumulated depreciation are as follows (in thousands):

	2025	2024
Land	$1,010	$1,010
Buildings and improvements	13,470	13,381
Furniture, fixtures, and equipment	7,734	6,002
	22,214	20,393
Less accumulated depreciation	(10,167)	(10,286)
	$12,047	$10,107

Schedule of maturity analysis of operating lease liabilities

December 31, 2025
(dollars in thousands)
Lease payments due:
Less than 1 year	$120
1 year through less than 2 years	62
2 years through less than 3 years	62
3 years through less than 4 years	62
4 years through less than 5 years	62
After 5 years	67
Total undiscounted cash flows	435
Impact of discounting	(32)
Total lease liability	$403